PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Depreciation	$ 197,105	$ 130,276